INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2025	$7,028	$4,920	$5,500	$17,448
Deductions	7,028	4,920	5,500	17,448

Balance on December 31, 2025	-	-	-	-

Accumulated Amortization:

Balance on January 1, 2025	$2,182	$1,370	$1,701	$5,253
Amortization	207	130	161	498
Deductions	2,389	1,500	1,862	5,751

Balance on December 31, 2025	-	-	-	-

Amortized cost on December 31, 2025	-	-	-	-

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2024	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2024	$7,028	$4,920	$5,500	$17,448

Accumulated Amortization:

Balance on January 1, 2024	$1,777	$1,115	$1,387	$4,279

Amortization	405	255	314	974

Balance on December 31, 2024	2,182	1,370	1,701	5,253

Amortized cost on December 31, 2024	$4,846	$3,550	$3,799	$12,195